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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                          PROSPECTUS DATED MAY 1, 2009

This supplement describes a change to the prospectus for PrimElite III/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

METLIFE INVESTORS USA DESCRIPTION

In the "OTHER INFORMATION" section of the prospectus, under the "MetLife Investors USA" heading, delete the second paragraph (regarding membership in the Insurance Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (888) 556-5412
Irvine, CA 92614

PrimElite III is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                                                  SUPP-PEIII0609

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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                      STATEMENTS OF ADDITIONAL INFORMATION
                        DATED MAY 1, 2009 AND MAY 4, 2009

This supplement modifies information in the Statements of Additional Information ("SAIs") dated May 1, 2009 and May 4, 2009 for variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

METLIFE INVESTORS USA DESCRIPTION

In the "COMPANY" section of the SAI, delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 343-8496
Irvine, CA 92614

                                                                 SUPP-SAIUSA0609